Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
September 30, 2022
LIM-NPRT3-1122
1.807735.118
Municipal Bonds - 91.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.4%
Black Belt Energy Gas District:
Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,331
Series 2022 E:
5% 6/1/27	4,175	4,304
5% 6/1/28	5,980	6,185
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,205
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,169
5% 3/1/30	6,125	6,416
5% 3/1/31	6,135	6,415
5% 3/1/32	4,930	5,144
5% 3/1/33	7,165	7,462
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	744
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,912
5% 3/1/27	3,915	3,819
5% 3/1/28	4,225	4,089
5% 3/1/29	3,465	3,325
5% 3/1/30	4,180	3,972
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	20,795
Sumter County Indl. Dev. Auth. Bonds Series 2022, 6%, tender 7/15/32 (b)(c)	13,000	11,934
TOTAL ALABAMA		145,221
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,506
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	3,655	3,436
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,776
TOTAL ALASKA		18,718
Arizona - 2.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/22 (Escrowed to Maturity)	3,290	3,290
5% 10/1/23 (Escrowed to Maturity)	4,320	4,399
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	1,905
5% 2/1/35	1,580	1,646
5% 2/1/36	1,600	1,664
5% 2/1/37	1,700	1,748
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,118
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	64,142
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	4,925	4,880
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,093
5% 7/15/33	5,080	5,677
5% 7/15/34	4,715	5,245
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,618
5% 7/1/32	2,915	3,081
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	504
5% 5/15/41	1,000	927
5% 5/15/56	2,625	2,264
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,122
5% 7/1/28	7,255	7,576
5% 7/1/29	7,905	8,242
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,819
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,161
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,727
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,617
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,989
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	3,970
6% 1/1/48 (d)	7,730	5,385
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,157
Series B, 5%, tender 10/18/22 (b)	14,370	14,379
Series C, 5%, tender 10/18/24 (b)	9,710	9,972
Series 2016 A:
4% 1/1/24	6,310	6,360
5% 1/1/23	4,855	4,876
5% 1/1/24	1,990	2,030
5% 1/1/25	7,560	7,823
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/33	7,320	7,903
5% 7/1/34	12,000	12,857
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,280
5% 7/1/28 (c)	3,085	3,207
5% 7/1/42 (c)	2,210	2,215
Series 2019 A, 5% 7/1/49	1,500	1,524
Series 2019 B, 5% 7/1/34 (c)	2,000	2,043
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,037
5% 7/1/30	3,680	3,946
5% 7/1/31	1,255	1,341
5% 7/1/32	3,675	3,894
5% 7/1/36	1,000	1,042
5% 7/1/39	1,090	1,129
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,310
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,714
5% 7/1/24	1,410	1,450
5% 7/1/25	2,285	2,390
5% 7/1/27	3,000	3,227
TOTAL ARIZONA		288,915
California - 5.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,910	6,729
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,083
Series 2016:
5% 8/1/26	14,065	15,001
5% 8/1/29	6,970	7,422
5% 9/1/29	2,755	2,937
Series 2017, 5% 8/1/30	14,245	15,363
Series 2020:
4% 3/1/23	3,535	3,550
4% 3/1/24	6,790	6,876
4% 3/1/26	3,300	3,383
4% 11/1/34	5,000	5,054
4% 11/1/35	1,000	996
4% 3/1/36	2,615	2,599
4% 11/1/36	9,885	9,806
5% 11/1/31	21,985	24,428
5% 11/1/31	3,500	3,889
5% 11/1/32	6,245	6,894
5% 11/1/32	10,000	11,039
Series 2021:
4% 10/1/24	13,025	13,226
4% 10/1/26	7,965	8,196
5% 12/1/23	9,020	9,216
5% 10/1/24	5,210	5,400
Series 2022:
5% 9/1/34	3,820	4,215
5% 4/1/35	6,645	7,253
5% 4/1/35	2,520	2,685
5% 9/1/35	6,180	6,760
5% 9/1/35	3,635	3,976
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,921
Series 2020 A:
4% 4/1/35	1,170	1,088
4% 4/1/36	5,000	4,617
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	10,227	8,835
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,138
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 1.875%, tender 10/3/22 (b)(c)	70,200	70,202
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,478
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 2%, tender 10/17/22 (b)(c)(d)	15,650	15,642
Series 2017 A2, 2%, tender 10/17/22 (b)(c)(d)	9,000	8,996
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	400	338
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	495	352
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2012 G:
5% 11/1/23	970	971
5% 11/1/24	970	971
Series 2022 C:
5% 8/1/29	995	1,099
5% 8/1/30	1,265	1,405
5% 8/1/31	555	618
5% 8/1/32	2,095	2,326
5% 8/1/33	2,085	2,301
5% 8/1/34	1,035	1,129
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,098
Series 2015, 5% 2/1/45	4,090	3,125
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	4,855	4,915
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,032
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,535
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (c)	1,000	1,021
Series 2019 A, 5% 5/15/35 (c)	2,085	2,126
Series 2020 C, 5% 5/15/45 (c)	5,820	5,841
Series 2021 D:
4% 5/15/38 (c)	4,865	4,432
5% 5/15/35 (c)	1,945	1,994
Series 2022 A, 4% 5/15/37 (c)	13,805	12,694
Series A, 5% 5/15/24 (c)	2,465	2,514
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	10,103
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	3,742
5% 7/1/27	7,615	8,223
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 2.6%, tender 5/21/24 (b)(e)	7,470	7,432
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,177
4% 8/1/26	460	473
4% 8/1/28	3,340	3,475
4% 8/1/30	530	552
4% 8/1/31	340	352
4% 8/1/33	3,490	3,564
4% 8/1/34	2,430	2,429
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,564
5% 8/1/28	970	1,015
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,016
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	901
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	18,615	19,322
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,301
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,149
5% 9/1/28	1,550	1,596
5% 9/1/32	1,630	1,664
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,580
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33	1,000	1,087
5% 8/1/34	1,000	1,081
5% 8/1/37	1,000	1,073
5% 8/1/38	1,000	1,070
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	548
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,303
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	833
Series 2021 B:
5% 7/1/37 (c)	16,945	17,280
5% 7/1/38 (c)	17,150	17,432
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,341
5% 5/1/49 (c)	15,380	15,361
Series 2022 A:
5% 5/1/26 (c)	13,120	13,520
5% 5/1/27 (c)	13,295	13,767
Series A, 5% 5/1/44 (c)	3,170	3,162
Univ. of California Revs. Series 2023 BM:
5% 5/15/33 (f)	2,850	3,149
5% 5/15/35 (f)	2,500	2,718
5% 5/15/36 (f)	515	559
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,489
TOTAL CALIFORNIA		580,278
Colorado - 2.4%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	2,770
5% 12/15/34	6,940	7,557
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,118
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,338
5%, tender 11/19/26 (b)	10,090	10,590
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	9,109
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,412
Series 2019 A1:
4% 8/1/39	3,940	3,460
5% 8/1/36	4,000	4,003
Series 2019 A2, 5% 8/1/44	16,590	16,076
Series 2022 A:
5% 5/15/31	2,500	2,751
5% 5/15/32	2,000	2,210
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,585	1,573
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	539
4% 7/15/35	1,900	1,729
4% 7/15/38	700	620
4% 7/15/39	1,800	1,579
5% 1/15/30	500	513
5% 7/15/30	350	359
5% 1/15/31	500	513
5% 7/15/31	500	512
5% 1/15/32	700	715
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,234
5% 6/1/31	1,580	1,697
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	516
4% 11/15/37	670	654
5% 11/15/33	400	437
5% 11/15/33	700	764
5% 11/15/34	685	745
5% 11/15/36	440	475
5% 11/15/37	635	685
5% 11/15/38	885	952
Seriess 2020, 5% 11/15/35	460	499
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	37,213
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	4,650	4,658
Series 2017 A:
5% 11/15/24 (c)	2,230	2,288
5% 11/15/27 (c)	1,025	1,073
5% 11/15/28 (c)	5,890	6,139
5% 11/15/29 (c)	4,855	5,043
5% 11/15/30 (c)	3,885	4,025
Series 2018 A:
5% 12/1/30 (c)	7,475	7,858
5% 12/1/31 (c)	15,915	16,435
5% 12/1/35 (c)	3,350	3,391
Series 2022 A:
5% 11/15/26 (c)	15,500	16,140
5% 11/15/37 (c)	7,000	7,156
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,038
0% 9/1/37	2,915	1,384
0% 9/1/38	3,650	1,626
Series 2020 A:
5% 9/1/28	2,000	2,156
5% 9/1/34	1,135	1,213
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	22,564
TOTAL COLORADO		243,104
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,096
Series 2016 E:
5% 10/15/26	3,445	3,655
5% 10/15/29	4,975	5,279
Series 2018 E:
5% 9/15/27	4,050	4,346
5% 9/15/29	4,000	4,334
5% 9/15/30	4,000	4,323
5% 9/15/32	1,300	1,396
Series 2018 F, 5% 9/15/27	1,000	1,073
Series 2019 A:
5% 4/15/30	2,345	2,554
5% 4/15/34	2,635	2,815
5% 4/15/35	915	972
Series 2020 B, 5% 1/15/26	975	1,024
Series 2020 C:
4% 6/1/35	1,000	951
4% 6/1/37	950	886
Series 2021 B, 4% 1/15/39	6,745	6,234
Series 2021 D, 5% 7/15/23	3,425	3,475
Series 2022 C:
5% 6/15/33	300	330
5% 6/15/36	300	323
Series 2022 D, 5% 9/15/31	600	665
Series A:
3% 1/15/23	2,030	2,030
3% 1/15/24	1,300	1,297
4% 1/15/24	880	889
Series B, 5% 1/15/25	2,000	2,074
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,250	5,200
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,645
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	731
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,680
Series 2018 S:
5% 7/1/26	2,200	2,312
5% 7/1/29	970	1,030
Series 2019 A, 5% 7/1/34 (d)	6,000	5,272
Series 2019 Q-1:
5% 11/1/22	1,630	1,632
5% 11/1/24	1,760	1,821
5% 11/1/25	1,205	1,263
5% 11/1/27	3,115	3,348
5% 11/1/28	1,780	1,934
Series 2020 A:
4% 7/1/36	1,750	1,605
4% 7/1/38	1,580	1,424
5% 7/1/29	1,000	1,050
5% 7/1/30	1,830	1,912
5% 7/1/31	2,975	3,096
5% 7/1/33	4,925	5,087
5% 7/1/34	2,050	2,110
5% 7/1/35	3,200	3,286
Series 2020 K, 4% 7/1/45	350	303
Series 2022 L:
5% 7/1/33	615	649
5% 7/1/34	830	872
5% 7/1/35	910	948
5% 7/1/36	935	972
5% 7/1/37	1,010	1,044
Series 2022 M:
5% 7/1/29	820	858
5% 7/1/32	3,915	4,109
5% 7/1/33	3,270	3,363
Series N:
4% 7/1/39	4,400	3,520
4% 7/1/49	3,025	2,183
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	24,855	23,515
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,374
Series A, 5% 5/1/29	3,675	4,007
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,018	1,036
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,628
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,847
5% 11/1/27	2,050	2,201
5% 11/1/28	1,260	1,367
TOTAL CONNECTICUT		166,255
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,812
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,301
4% 1/1/40	1,200	1,150
4% 1/1/41	700	661
4% 1/1/42	365	341
5% 1/1/27	730	775
5% 1/1/31	150	165
5% 1/1/36	510	546
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,375
TOTAL DELAWARE		11,126
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,260
5% 1/1/25	2,670	2,724
TOTAL DELAWARE, NEW JERSEY		3,984
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,384
4% 2/1/37	2,500	2,364
Series 2021 E, 4% 2/1/37	3,240	3,064
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,611
Series 2020 B, 5% 10/1/23	10,000	10,186
Series 2022 A, 5% 7/1/34	4,000	4,394
Series 2022 C, 5% 12/1/34	8,665	9,534
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,223
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,087
4% 10/1/36	1,760	1,603
4% 10/1/37	1,770	1,599
4% 10/1/38	735	658
5% 10/1/33	1,250	1,279
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,407
5% 10/1/34 (c)	1,940	1,978
5% 10/1/36 (c)	1,820	1,844
Series 2018 A:
5% 10/1/28 (c)	3,885	4,074
5% 10/1/29 (c)	4,030	4,211
5% 10/1/30 (c)	3,165	3,298
5% 10/1/31 (c)	4,540	4,704
Series 2019 A:
5% 10/1/22 (c)	795	795
5% 10/1/23 (c)	1,160	1,176
5% 10/1/24 (c)	2,395	2,454
5% 10/1/25 (c)	1,530	1,583
Series 2021 A:
4% 10/1/37 (c)	1,680	1,541
4% 10/1/38 (c)	1,865	1,697
5% 10/1/30 (c)	7,470	7,873
5% 10/1/31 (c)	12,695	13,344
5% 10/1/32 (c)	18,670	19,544
5% 10/1/33 (c)	18,370	19,071
5% 10/1/34 (c)	4,480	4,625
5% 10/1/35 (c)	3,985	4,085
5% 10/1/36 (c)	3,175	3,245
Series 2022 A, 5% 10/1/32 (c)	1,250	1,314
Series 2022, 5% 10/1/31 (c)	2,680	2,817
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,394
TOTAL DISTRICT OF COLUMBIA		165,060
Florida - 8.1%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/23	2,530	2,560
5% 7/1/27	4,285	4,548
5% 7/1/28	7,045	7,555
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30 (f)	2,690	2,794
5% 4/1/32 (f)	620	639
5% 4/1/37 (f)	985	987
5% 4/1/39 (f)	1,670	1,663
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,287
5% 7/1/30	7,240	7,395
Series 2015 C, 5% 7/1/24	2,915	2,998
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,014
Series 2015 A, 5% 10/1/34 (c)	2,000	2,015
Series 2017:
5% 10/1/23 (c)	1,000	1,014
5% 10/1/30 (c)	2,050	2,110
5% 10/1/31 (c)	3,100	3,167
5% 10/1/35 (c)	1,000	1,010
Series 2019 B:
5% 10/1/28 (c)	6,000	6,260
5% 10/1/29 (c)	5,000	5,244
Series A:
5% 10/1/29 (c)	4,090	4,183
5% 10/1/31 (c)	2,915	2,955
5% 10/1/32 (c)	3,885	3,932
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,332
5% 9/1/32	1,055	1,117
Series 2019 B:
4% 9/1/37 (c)	1,970	1,823
5% 9/1/28 (c)	710	751
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,664
5% 7/1/27	8,900	9,255
5% 7/1/28	3,885	4,035
Series 2015 B:
5% 7/1/25	2,100	2,186
5% 7/1/26	11,335	11,836
5% 7/1/27	7,670	7,984
5% 7/1/28	13,120	13,623
Series 2016, 5% 7/1/32	2,430	2,531
Series 2020 A, 5% 7/1/31	3,000	3,252
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	1,989
5% 10/1/34	1,250	1,217
5% 10/1/35	500	484
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,281
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	3,729
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,065
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	911
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,395
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	650
5% 10/1/23	810	824
5% 10/1/24	740	765
5% 10/1/25	1,115	1,168
5% 10/1/31	2,445	2,657
5% 10/1/34	5,390	5,809
5% 10/1/36	3,000	3,216
5% 10/1/37	6,135	6,552
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,433
5% 7/1/28	970	1,009
5% 7/1/30	6,440	6,690
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	3,644
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	6,807
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,620
5% 3/1/30	1,715	1,689
5% 3/1/31	1,805	1,766
5% 3/1/32	1,890	1,831
Series 2019:
5% 10/1/28	1,060	1,083
5% 10/1/30	1,500	1,527
5% 10/1/31	1,750	1,771
5% 10/1/32	1,305	1,314
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,569
5% 10/1/28	5,000	5,102
5% 10/1/29	2,645	2,697
5% 10/1/30	2,405	2,447
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,863
5% 10/1/31	1,940	2,028
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	11,945
Series 2015 B:
5% 10/1/24	970	1,002
5% 10/1/27	1,455	1,516
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,608
Series 2019 A:
5% 10/1/31 (c)	4,225	4,400
5% 10/1/44 (c)	14,200	14,182
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,296
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,530
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/23 (c)	1,940	1,964
5% 9/1/24 (c)	2,135	2,189
5% 9/1/25 (c)	2,150	2,242
5% 9/1/26 (c)	2,200	2,320
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,363
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,407
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,661
5% 7/1/25	1,940	2,022
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,037
Series A:
4% 10/1/35	5,000	4,655
5% 10/1/30	5,055	5,486
5% 10/1/31	2,625	2,836
5% 10/1/32	4,385	4,721
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	3,885
5% 10/1/23	5,165	5,165
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	995
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,795
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	497
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,348
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,677
Series 2019 A1:
5% 4/1/33	1,650	1,701
5% 4/1/34	3,250	3,339
5% 4/1/35	6,325	6,483
5% 4/1/37	2,190	2,225
5% 4/1/39	1,500	1,518
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,032
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	2,774
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	2,915	2,915
5% 10/1/23 (c)	250	252
5% 10/1/24 (c)	9,710	9,763
5% 10/1/24	2,100	2,103
Series 2014 A:
5% 10/1/27 (c)	1,770	1,798
5% 10/1/29 (c)	2,725	2,767
5% 10/1/33 (c)	5,440	5,473
5% 10/1/37	7,185	7,264
Series 2015 A:
5% 10/1/35 (c)	2,430	2,441
5% 10/1/38 (c)	1,335	1,335
Series 2016 A:
5% 10/1/30	2,430	2,529
5% 10/1/31	970	1,007
Series 2017 B, 5% 10/1/40 (c)	3,190	3,190
Series 2020 A:
4% 10/1/36	2,000	1,848
4% 10/1/38	2,250	2,040
5% 10/1/32	2,150	2,279
5% 10/1/33	3,325	3,497
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,185
Series 2016:
5% 10/1/28	5,385	5,659
5% 10/1/29	3,985	4,163
5% 10/1/30	7,215	7,495
Series 2021 A:
4% 4/1/44	8,990	8,118
4% 4/1/46	9,860	8,811
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,998
Series 2014 A, 5% 7/1/44	2,815	2,839
Series 2016 A:
5% 7/1/32	3,865	3,956
5% 7/1/33	3,205	3,275
Series A:
5% 7/1/31	1,455	1,492
5% 7/1/34	970	990
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,030
Series 2016 A:
5% 7/1/29	10,905	11,994
5% 7/1/31	11,690	12,794
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,897
(Waste Mgmt., Inc. Proj.) Series 2018 A, 2.835%, tender 7/1/24 (b)(c)	9,620	9,361
Series 2011, 0.4%, tender 11/1/22 (b)(c)	6,500	6,483
Series 2018 B, 2.835%, tender 7/1/24 (b)(c)	12,500	12,164
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,724
5% 11/1/25	11,880	12,260
5% 11/1/26	7,720	7,964
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,262
Series 2015 B, 5% 5/1/28	13,295	13,760
Series 2015 D:
5% 2/1/29	3,935	4,105
5% 2/1/30	6,310	6,556
Series 2016 A:
5% 8/1/27	7,340	7,739
5% 5/1/31	19,200	19,934
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	4,180	4,184
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,105
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,680
5% 10/1/25	875	917
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	337
5% 12/1/24 (Escrowed to Maturity)	660	684
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,809
5% 5/15/30	1,670	1,634
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,233
Series 2015 B:
5% 8/1/25	1,580	1,643
5% 8/1/26	10,160	10,558
5% 8/1/27	8,045	8,355
5% 8/1/28	5,325	5,529
Series 2015 D:
5% 8/1/26	23,370	24,284
5% 8/1/27	10,595	11,004
5% 8/1/28	3,620	3,759
Series 2017 A, 5% 8/1/26	21,905	23,048
Series 2018 A:
5% 8/1/23	1,115	1,129
5% 8/1/24	1,270	1,304
5% 8/1/25	4,550	4,731
5% 8/1/26	1,880	1,978
Series 2021 A:
5% 8/1/38	3,720	3,877
5% 8/1/39	7,440	7,711
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,394
5% 10/1/34	2,400	2,596
5% 10/1/38	2,905	3,096
5% 10/1/39	3,060	3,257
5% 10/1/40	3,215	3,394
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,198
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,383
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	504
5% 7/1/39	1,000	945
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,963
5% 7/1/27	4,130	4,178
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	1,966
5% 7/1/24	1,700	1,751
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,062
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,521
5% 8/15/25	3,980	4,125
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,678
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	2,836
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,335
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	368
4% 10/15/36	375	343
4% 10/15/38	750	675
4% 10/15/39	1,000	893
5% 10/15/44	1,365	1,389
5% 10/15/49	2,560	2,594
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,065
Series 2019:
5% 8/1/23	3,450	3,496
5% 8/1/24	1,800	1,851
TOTAL FLORIDA		821,995
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,530
5% 7/1/27	9,365	9,994
Series 2021 C:
4% 7/1/38 (c)	745	678
5% 7/1/23 (c)	690	697
5% 7/1/25 (c)	710	733
5% 7/1/32 (c)	1,750	1,832
5% 7/1/33 (c)	1,050	1,090
5% 7/1/34 (c)	750	773
5% 7/1/35 (c)	1,000	1,025
5% 7/1/36 (c)	1,050	1,072
5% 7/1/37 (c)	1,115	1,137
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,011
5% 11/1/29	2,430	2,532
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,049
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,801
5% 7/1/27	1,500	1,597
5% 7/1/38	2,000	2,104
5% 7/1/39	1,250	1,309
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	1,980
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,889
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,165
2.875%, tender 8/19/25 (b)	3,575	3,468
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,597
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,156
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	10,711
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,437
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,029
5% 7/1/26	1,000	1,052
5% 7/1/28	2,000	2,152
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,231
5% 7/1/36	1,300	1,373
5% 7/1/37	1,600	1,687
5% 7/1/39	1,250	1,309
Series 2019, 5% 6/15/44	2,365	2,491
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	995
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	8,586
4% 8/1/35	15,000	14,911
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,034
5% 1/1/28	520	548
5% 1/1/29	1,140	1,207
5% 1/1/31	700	736
5% 1/1/32	515	535
5% 1/1/33	1,200	1,240
Series 2020 A:
4% 1/1/34	1,870	1,725
5% 11/1/27	600	635
5% 11/1/28	820	874
5% 11/1/29	935	1,005
5% 1/1/31	1,000	1,062
5% 1/1/31	1,250	1,327
5% 1/1/32	1,150	1,208
5% 1/1/32	1,000	1,050
5% 1/1/33	1,000	1,042
5% 1/1/35	1,000	1,024
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,516
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	975
4% 1/1/51	630	507
5% 1/1/56	1,635	1,575
5% 1/1/56	560	528
5% 1/1/56	820	790
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,320
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	1,985
5% 1/1/63	1,485	1,378
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	2,940
Series GG:
5% 1/1/24	3,520	3,534
5% 1/1/25	1,215	1,219
5% 1/1/26	4,855	4,872
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,407
Series Q, 5% 10/1/22	1,940	1,940
Series S:
5% 10/1/22	1,240	1,240
5% 10/1/24	2,355	2,358
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	1,000	863
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,306
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,525
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	36,698
Series 2022 B, 5%, tender 6/1/29 (b)	14,495	14,483
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	27,018
Series 2018 A, 4% 3/1/23	1,700	1,703
Series 2022 A, 4% 12/1/29	3,515	3,321
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	860
4% 4/1/41	1,500	1,330
5% 4/1/32	800	850
5% 4/1/34	2,420	2,549
Series 2020 B, 5% 9/1/34	3,500	3,806
TOTAL GEORGIA		332,831
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	845
4% 7/1/37 (c)	1,385	1,251
4% 7/1/38 (c)	1,400	1,255
4% 7/1/39 (c)	1,500	1,337
4% 7/1/40 (c)	535	475
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,358
5% 1/1/35	5,000	5,332
Series 2019, 5% 1/1/30	5,140	5,614
Series 2020 A:
4% 7/1/33 (c)	1,000	954
4% 7/1/35 (c)	280	263
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,304
Series 2019 A:
5% 9/1/27	2,000	2,153
5% 9/1/30	6,500	7,084
Series 2019 D, 5% 8/1/26	4,500	4,775
Series 2020 F:
5% 7/1/33	1,955	2,143
5% 7/1/34	860	936
Series 2022 A:
5% 11/1/23	2,220	2,265
5% 11/1/25	2,620	2,756
5% 11/1/26	700	745
5% 11/1/27	2,630	2,837
5% 11/1/28	4,210	4,602
Series C:
4% 7/1/34	850	852
4% 7/1/37	750	728
4% 7/1/39	1,200	1,135
4% 7/1/40	1,250	1,174
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,179
5% 10/1/30	4,280	4,760
Series 2020 D, 5% 10/1/29	1,025	1,131
TOTAL HAWAII		67,243
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/23	1,575	1,596
5% 7/15/24	1,260	1,296
5% 7/15/25	1,260	1,314
5% 7/15/27	3,140	3,357
Series 2019 A, 4% 1/1/50	785	774
Series 2021 A:
4% 7/15/36	750	713
4% 7/15/37	750	694
4% 7/15/38	1,750	1,606
4% 7/15/39	1,500	1,368
TOTAL IDAHO		12,718
Illinois - 10.1%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	704
0% 1/1/28	575	465
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,749
Series 2015 C, 5.25% 12/1/39	1,455	1,464
Series 2016 B, 6.5% 12/1/46	700	742
Series 2017 A, 7% 12/1/46 (d)	2,400	2,623
Series 2017 C, 5% 12/1/26	905	926
Series 2017 D, 5% 12/1/27	2,500	2,552
Series 2017 H:
5% 12/1/36	5,215	5,133
5% 12/1/46	3,275	3,159
Series 2018 A:
5% 12/1/24	560	570
5% 12/1/27	6,280	6,411
5% 12/1/33	700	702
5% 12/1/34	1,400	1,401
Series 2018 C:
5% 12/1/24	725	738
5% 12/1/26	4,625	4,732
5% 12/1/46	11,410	11,021
Series 2019 A:
5% 12/1/24	2,300	2,340
5% 12/1/28	6,520	6,644
5% 12/1/28	510	520
5% 12/1/29	930	943
5% 12/1/30	1,335	1,351
5% 12/1/30	900	911
5% 12/1/32	1,250	1,254
Series 2021 B, 5% 12/1/31	3,250	3,240
Series 2022 A, 5% 12/1/47	11,070	10,391
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,019
Series 2021 A:
5% 1/1/31	7,690	7,710
5% 1/1/34	3,795	3,753
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	3,005
5% 1/1/32 (c)	6,310	6,343
Series 2014 B, 5% 1/1/24	3,235	3,301
Series 2016 A:
5% 1/1/29 (c)	2,155	2,208
5% 1/1/30 (c)	3,290	3,359
5% 1/1/31 (c)	3,850	3,912
Series 2016 B, 5% 1/1/41	3,390	3,421
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,063
Series 2015 B, 5% 1/1/32	5,235	5,352
Series 2015 C, 5% 1/1/24 (c)	1,245	1,266
Series 2016 C:
5% 1/1/23	2,595	2,606
5% 1/1/24	1,455	1,485
5% 1/1/25	2,285	2,365
5% 1/1/26	1,940	2,035
5% 1/1/33	2,305	2,376
5% 1/1/34	2,670	2,743
Series 2016 D, 5% 1/1/52	6,740	6,754
Series 2017 D:
5% 1/1/27 (c)	2,415	2,494
5% 1/1/28 (c)	460	475
5% 1/1/31 (c)	2,850	2,909
5% 1/1/33 (c)	1,455	1,475
Series 2018 A:
5% 1/1/48 (c)	3,585	3,549
5% 1/1/53 (c)	6,110	6,012
Series 2018 B, 5% 1/1/53	2,155	2,177
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	4,681
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,400
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017, 5% 6/1/23	1,520	1,535
Series 2021:
5% 6/1/27	2,250	2,373
5% 6/1/28	2,500	2,643
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,262
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	990	998
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/22	2,325	2,330
5% 11/15/23	4,835	4,845
5% 11/15/24	18,115	18,154
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	505	506
Series 2021 A:
5% 11/15/22	3,725	3,732
5% 11/15/23	1,050	1,068
5% 11/15/24	1,150	1,183
5% 11/15/25	1,150	1,201
5% 11/15/26	2,300	2,420
Series 2021 B:
4% 11/15/26	1,575	1,574
4% 11/15/27	1,585	1,580
4% 11/15/28	795	791
Series 2022 A:
5% 11/15/29	4,365	4,739
5% 11/15/33	1,425	1,515
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	438
Series 2022 B, 5% 11/15/34	300	318
Series 2022 B:
5% 11/15/35	850	891
5% 11/15/36	1,725	1,800
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,327
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,267
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,357
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	7,000	6,981
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,348
5% 8/15/31	1,060	1,131
5% 8/15/32	1,500	1,589
5% 8/15/33	1,250	1,314
Series 2021 A, 4% 7/15/39	1,500	1,384
Series 2022 A:
5% 8/15/38	2,700	2,794
5% 8/15/39	3,300	3,394
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,496
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	604
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,444
5% 7/15/26	1,940	2,042
5% 7/15/28	2,040	2,174
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,328
5% 5/15/30	9,845	10,229
5% 5/15/31	21,400	22,160
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,713
5% 2/15/29	10,570	11,106
5% 2/15/36	2,200	2,251
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	7,162
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	813
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,009
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	898
Bonds Series 2017 B, 5%, tender 12/15/22 (b)	16,420	16,474
Series 2012, 5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,176
Series 2013:
5% 11/15/26	2,600	2,603
5% 11/15/29	780	781
Series 2015 A:
5% 5/15/25	760	762
5% 11/15/27	1,015	1,047
5% 11/15/28	1,215	1,249
5% 11/15/29	1,830	1,875
5% 11/15/32	3,375	3,431
5% 11/15/35	1,500	1,519
Series 2015 B, 5% 11/15/26	2,940	3,038
Series 2015 C:
5% 8/15/35	5,925	5,943
5% 8/15/44	28,260	27,817
Series 2016 A:
5% 2/15/24	1,455	1,490
5% 2/15/25	995	1,030
5% 2/15/26	1,455	1,524
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,683
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,395
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,650	1,739
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	6,024
5% 2/15/45	1,600	1,600
Series 2016 C:
3.75% 2/15/34	1,250	1,159
4% 2/15/36	5,330	5,041
5% 2/15/24	565	576
5% 2/15/31	1,650	1,714
5% 2/15/32	12,195	12,639
5% 2/15/33	4,855	5,000
5% 2/15/41	6,865	6,890
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	36
5% 5/15/28	2,380	2,458
5% 5/15/29	1,330	1,368
5% 12/1/29	1,755	1,805
5% 12/1/33	1,900	1,932
5% 12/1/40	4,765	4,699
5% 12/1/46	3,250	3,159
Series 2017 A, 5% 8/1/47	750	724
Series 2017:
5% 7/1/29	5,030	5,361
5% 1/1/30	4,855	5,169
5% 7/1/31	8,630	9,163
Series 2019:
5% 9/1/29	650	665
5% 9/1/31	500	505
5% 9/1/32	1,000	1,005
5% 9/1/34	1,100	1,086
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,475
Series 2012 A, 4% 1/1/23	2,130	2,131
Series 2012, 5% 8/1/23	3,310	3,343
Series 2013, 5.5% 7/1/38	3,885	3,894
Series 2014:
5% 4/1/23	7,400	7,450
5% 2/1/26	2,195	2,223
5% 2/1/27	2,590	2,622
5% 4/1/28	2,070	2,089
5% 5/1/28	910	918
5% 5/1/32	2,430	2,439
5% 5/1/33	6,410	6,418
5.25% 2/1/31	10,195	10,279
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,126
5% 2/1/23	1,530	1,537
5% 6/1/25	7,620	7,751
5% 6/1/26	1,035	1,053
5% 2/1/27	8,355	8,518
5% 2/1/28	5,965	6,079
5% 2/1/29	5,605	5,696
5% 1/1/33	1,085	1,090
5% 1/1/35	3,600	3,569
5% 1/1/41	2,100	2,033
5% 11/1/41	3,900	3,755
Series 2017 A, 5% 12/1/38	1,250	1,225
Series 2017 D, 5% 11/1/25	12,765	12,981
Series 2019 B:
5% 9/1/23	5,580	5,640
5% 9/1/24	5,580	5,670
Series 2020 B:
4% 10/1/32	3,610	3,368
5% 10/1/30	11,425	11,696
Series 2020 C, 4.125% 10/1/36	1,500	1,331
Series 2021 A, 5% 3/1/30	2,000	2,048
Series 2021 C, 4% 3/1/23	7,040	7,052
Series 2022 A:
5% 3/1/30	10,690	10,947
5% 3/1/35	8,775	8,719
5.25% 3/1/37	4,590	4,620
Series 2022 B:
5% 3/1/29	3,650	3,733
5% 3/1/30	15,000	15,361
5% 3/1/31	23,510	24,019
5% 3/1/32	6,160	6,274
5% 3/1/33	14,300	14,438
5% 3/1/34	30,000	29,973
5% 3/1/36	18,040	17,832
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	14,400	13,780
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,685	7,379
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,288
Series D, 3.75% 4/1/50	1,710	1,672
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,090
5% 2/1/31	3,465	3,602
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,071
Series 2021 C:
5% 6/15/23	1,480	1,494
5% 6/15/24	1,710	1,746
5% 6/15/25	985	1,016
5% 6/15/26	1,500	1,563
5% 6/15/27	3,000	3,151
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,013
Series 2016 A, 5% 12/1/31	1,735	1,805
Series 2019 A, 5% 1/1/44	3,730	3,807
Series A:
5% 1/1/39	2,100	2,185
5% 1/1/41	4,580	4,722
Series C:
5% 1/1/25	3,900	4,041
5% 1/1/26	4,650	4,887
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,988
Series 2017, 5% 1/1/29	1,790	1,931
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,448
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,692
0% 1/15/24 (Escrowed to Maturity)	3,325	3,186
0% 1/15/25	7,510	6,855
0% 1/15/26	5,645	4,940
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,284
5% 2/1/27	5,825	6,038
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,491
Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	623
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,088
Series 2002 A, 0% 6/15/31	1,755	1,183
Series 2002:
0% 12/15/23	4,015	3,820
0% 12/15/23 (Escrowed to Maturity)	100	96
Series 2020 A, 5% 6/15/50	38,595	36,039
Series 2022 A:
0% 6/15/36	1,350	647
0% 6/15/37	1,395	627
0% 12/15/37	1,380	603
0% 6/15/38	1,500	634
0% 12/15/38	1,500	615
0% 6/15/39	1,750	694
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	10,567
5% 6/1/24	13,685	13,982
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,873
6.25% 10/1/38	3,785	3,885
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,828
TOTAL ILLINOIS		1,017,883
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,597
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,104
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/2/23 (b)(c)	1,600	1,600
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,300
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,332
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,925
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	22,592
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,063
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,012
Series 2015, 5% 3/1/36	8,060	8,165
Series 2016:
5% 9/1/26	970	1,023
5% 9/1/29	485	505
5% 9/1/36	2,090	2,128
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,100	2,100
Series 2015 A:
5% 10/1/26	2,405	2,489
5% 10/1/28	1,145	1,182
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (b)	8,885	8,844
2%, tender 2/1/23 (b)	45	45
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	2,880
Series 2021 B, 3% 7/1/50	2,605	2,470
Series A, 3% 7/1/51	1,825	1,736
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,821
Series 2021 A, 5% 6/1/24	1,800	1,843
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,942
5% 10/1/25	11,400	11,963
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/23	1,295	1,302
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,086
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,254
5% 4/1/30	2,220	2,335
5% 4/1/33	1,445	1,503
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	32,790	32,814
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,543
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,627
TOTAL INDIANA		165,125
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2021 A, 4% 5/15/28	2,355	2,202
Series A:
5% 5/15/43	1,410	1,246
5% 5/15/48	2,910	2,510
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	3,996
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B:
5% 12/1/30 (c)	2,000	2,105
5% 12/1/31 (c)	2,000	2,094
5% 12/1/32 (c)	2,000	2,085
TOTAL IOWA		16,238
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	1,000
5% 9/1/32	1,115	1,144
TOTAL KANSAS		2,144
Kentucky - 2.2%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,055
5% 2/1/28	880	912
5% 2/1/29	530	551
5% 2/1/31	460	470
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,008
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	828
5% 1/1/26	585	613
5% 1/1/29	1,555	1,629
5% 1/1/30	1,625	1,699
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,840
5% 9/1/28	1,880	2,032
5% 9/1/30	520	558
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	444
4% 6/1/33	375	355
4% 6/1/35	235	212
4% 6/1/38	570	494
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,124
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,771
5% 6/1/26	1,815	1,858
5% 6/1/27	1,910	1,950
5% 6/1/28	2,005	2,041
5% 6/1/29	2,105	2,140
5% 6/1/30	2,215	2,250
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,824
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,236
Series D:
5% 5/1/27	970	1,026
5% 5/1/28	970	1,028
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	17,327
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,188
5% 5/1/29	565	603
5% 5/1/31	1,425	1,521
Series 2015, 5% 8/1/28	1,035	1,072
Series 2016 A:
5% 2/1/29	5,555	5,784
5% 2/1/30	5,670	5,902
5% 2/1/32	2,230	2,313
5% 2/1/33	2,770	2,872
Series 2016 B, 5% 11/1/26	4,825	5,076
Series 2017, 5% 4/1/27	4,625	4,888
Series A:
5% 11/1/31	2,000	2,125
5% 11/1/32	3,000	3,175
5% 11/1/33	1,500	1,576
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32 (f)	400	437
5% 7/1/34 (f)	400	429
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	40,836
Series C1, 4%, tender 6/1/25 (b)	28,000	27,819
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,660
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,672
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	3,876
Series 2013 A:
5.5% 10/1/33	2,430	2,463
5.75% 10/1/38	6,245	6,335
Series 2016 A:
5% 10/1/29	17,585	18,074
5% 10/1/32	3,230	3,291
Series 2020 A, 5% 10/1/37	4,300	4,320
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35 (f)	2,980	3,268
TOTAL KENTUCKY		221,850
Louisiana - 0.5%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,404
4% 2/1/36	1,960	1,898
4% 2/1/38	1,445	1,346
4% 2/1/39	2,890	2,659
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	2,974
Series 2016 A:
5% 12/15/22	495	497
5% 12/15/22	765	768
Series 2018 E:
5% 7/1/35	1,655	1,703
5% 7/1/36	1,795	1,845
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,468
5% 1/1/25 (c)	2,915	2,982
5% 1/1/27 (c)	2,185	2,224
Series 2017 B:
5% 1/1/29 (c)	390	402
5% 1/1/31 (c)	730	745
5% 1/1/36 (c)	630	635
5% 1/1/37 (c)	485	488
Series 2017 D2:
5% 1/1/26 (c)	730	750
5% 1/1/29 (c)	485	500
5% 1/1/30 (c)	665	683
5% 1/1/32 (c)	1,495	1,522
5% 1/1/35 (c)	1,115	1,126
5% 1/1/38 (c)	570	572
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	8,959
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	9,120	9,053
2.1%, tender 7/1/24 (b)	4,670	4,551
TOTAL LOUISIANA		54,754
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,270
Series 2016 A:
4% 7/1/41	2,030	1,676
4% 7/1/46	2,765	2,183
5% 7/1/41	860	847
5% 7/1/46	865	839
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,335
5% 7/1/27	1,940	2,029
TOTAL MAINE		14,179
Maryland - 1.7%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,202
Series 2021:
5% 3/1/23	1,245	1,255
5% 3/1/25	1,520	1,586
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/35	1,475	1,626
5% 10/15/37	865	946
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,686
5% 7/1/31	6,580	6,968
5% 7/1/33	6,635	6,993
Series 2017 D, 5% 7/1/33	5,630	5,934
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,355	3,308
Series 2019 C, 3.5% 3/1/50	3,470	3,371
Maryland Dept. of Trans.:
Series 2021 B:
5% 8/1/32 (c)	1,250	1,299
5% 8/1/33 (c)	1,000	1,031
5% 8/1/35 (c)	1,850	1,892
5% 8/1/36 (c)	1,000	1,017
Series 2022 A:
5% 12/1/23	2,055	2,099
5% 12/1/25	1,400	1,476
5% 12/1/28	1,265	1,388
Series 2022 B:
5% 12/1/24 (f)	2,370	2,453
5% 12/1/25 (f)	3,500	3,674
Series 2022, 5% 12/1/26	1,205	1,289
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,448
5% 6/1/24	1,455	1,480
5% 6/1/25	1,455	1,495
5% 6/1/26	1,940	2,011
5% 6/1/27	1,310	1,368
5% 6/1/31	970	1,014
5% 6/1/32	970	1,011
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	441
4% 9/1/40	2,095	1,761
4% 9/1/50	2,625	2,029
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36	3,185	3,193
5% 12/31/37	2,500	2,500
5% 12/31/38	2,200	2,186
5% 6/30/39	3,700	3,665
5% 12/31/39	1,700	1,683
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	29,328
Series 2022 2C:
4% 3/1/28	7,595	7,879
5% 3/1/26	11,000	11,656
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	451
4% 6/1/46	750	612
4% 6/1/51	1,000	793
4% 6/1/55	1,000	773
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,021
5% 7/1/28	1,300	1,323
5% 7/1/29	2,200	2,236
5% 7/1/31	1,000	1,012
Series 2016 A:
4% 7/1/42	1,410	1,137
5% 7/1/33	2,185	2,206
5% 7/1/34	1,600	1,612
5% 7/1/35	605	609
5% 7/1/36	1,700	1,710
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,131
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,504
5% 7/15/37	6,750	7,240
TOTAL MARYLAND		169,011
Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,171
Series 2015 A, 5% 7/1/45	1,535	1,566
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,729
5% 6/1/39	10,765	11,324
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	16,960	17,015
Series A, 5% 1/1/31	7,500	8,123
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	3,995
5% 7/1/30	3,565	3,806
Series 2017, 5% 7/1/23	1,550	1,570
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,473
Series A1, 5%, tender 1/31/30 (b)	10,135	10,830
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,586	3,681
Series 2015 O1, 4% 7/1/45	3,395	2,980
Series 2016, 5% 10/1/41	3,800	3,423
Series 2017 A, 5% 1/1/40	2,980	2,950
Series 2019 S1:
5% 10/1/22	2,195	2,195
5% 10/1/23	2,400	2,440
5% 10/1/24	1,190	1,227
5% 10/1/25	2,670	2,788
Series 2019:
5% 7/1/30	1,435	1,491
5% 7/1/32	1,040	1,067
Series 2022:
5% 10/1/34	1,750	1,898
5% 10/1/35	1,750	1,883
5% 10/1/36	1,500	1,611
Massachusetts Edl. Fing. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	2,600	2,700
5% 7/1/27 (c)	2,350	2,452
5% 7/1/28 (c)	1,775	1,870
5% 7/1/29 (c)	1,925	2,026
5% 7/1/30 (c)	1,000	1,053
5% 7/1/31 (c)	800	840
Massachusetts Gen. Oblig.:
Series 2021 A:
5% 9/1/23	7,285	7,409
5% 9/1/25	13,755	14,448
Series A, 5% 7/1/28	1,100	1,169
Massachusetts Port Auth. Rev.:
Series 2019 C, 5% 7/1/44 (c)	3,000	3,019
Series 2021 E:
5% 7/1/23 (c)	550	556
5% 7/1/35 (c)	2,400	2,481
Series 2022 A:
5% 7/1/32	1,500	1,583
5% 7/1/33	1,025	1,072
5% 7/1/34	1,350	1,404
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,178
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,273
TOTAL MASSACHUSETTS		167,769
Michigan - 3.3%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,011
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,215
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,272
4% 4/1/42	600	479
5% 4/1/31	900	920
5% 4/1/33	1,075	1,080
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	18,549
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,558
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,065
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	761
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,156
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,404
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,024
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	359
5% 7/1/35	745	795
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	294
5% 7/1/35	3,000	3,213
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,373
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,540
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,843
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,179
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,359
5% 4/15/35	2,720	2,845
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,686
5% 12/1/24	1,700	1,757
5% 12/1/25	2,915	3,050
5% 12/1/26	1,270	1,343
5% 12/1/27	1,215	1,299
5% 12/1/28	1,940	2,066
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,517
Series 2019 B, 5%, tender 11/16/26 (b)(f)	5,450	5,672
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	10,969
Series 2012, 5% 11/15/36	6,895	6,910
Series 2013:
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	5,425	5,509
5% 8/15/29 (Pre-Refunded to 8/15/23 @ 100)	1,940	1,970
Series 2015 D1:
5% 7/1/27	415	430
5% 7/1/29	970	1,003
5% 7/1/31	1,165	1,200
5% 7/1/32	970	997
5% 7/1/33	825	847
Series 2016:
5% 11/15/30	4,480	4,597
5% 11/15/32	1,210	1,225
Series 2020 A:
5% 6/1/30	775	808
5% 6/1/31	1,005	1,045
5% 6/1/32	970	1,005
5% 6/1/33	1,745	1,797
Series 2020, 5% 6/1/40	2,340	2,354
Series 2022:
5% 4/15/32	8,285	9,047
5% 4/15/33	5,065	5,484
5% 4/15/34	2,530	2,716
5% 4/15/35	1,445	1,541
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,456
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,504
5% 12/1/25	1,260	1,317
5% 12/1/26	1,940	2,051
5% 12/1/27	1,295	1,385
5% 12/1/28	2,040	2,173
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	6,020	5,992
Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,960
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,325	5,972
Series A, 3.5% 12/1/50	3,495	3,387
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,128
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,732
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,318
5% 10/1/30	1,645	1,791
5% 10/1/31	1,250	1,366
5% 10/1/32	1,250	1,357
5% 10/1/33	1,325	1,432
5% 10/1/34	1,405	1,512
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	29,222
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	504
5% 3/1/33	1,000	1,080
5% 3/1/34	1,905	2,042
5% 3/1/35	2,000	2,127
5% 3/1/36	2,095	2,223
5% 3/1/37	2,200	2,327
5% 3/1/38	2,310	2,433
5% 3/1/39	2,425	2,548
Series 2022 B:
5% 3/1/33 (f)	1,000	1,057
5% 3/1/34 (f)	1,250	1,313
5% 3/1/38 (f)	1,330	1,377
5% 3/1/39 (f)	1,375	1,421
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,284
5% 11/1/29	3,080	3,241
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	1,989
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	593
5% 7/1/29	1,000	1,050
5% 7/1/30	425	445
5% 7/1/31	495	516
5% 7/1/32	545	565
5% 7/1/33	595	615
5% 7/1/34	385	395
5% 7/1/35	400	408
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,605
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,813
5% 5/1/31	1,400	1,533
5% 5/1/32	2,300	2,509
5% 5/1/33	1,875	2,039
5% 5/1/34	2,450	2,655
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,631
5% 5/1/31	4,660	4,879
5% 5/1/32	4,955	5,180
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	260
5% 12/1/30	380	403
5% 12/1/31	390	410
5% 12/1/36	535	551
Series 2017 B:
5% 12/1/29 (c)	685	710
5% 12/1/30 (c)	485	499
5% 12/1/31 (c)	525	536
5% 12/1/33 (c)	375	380
5% 12/1/36 (c)	810	818
Series 2017 C:
5% 12/1/22	1,940	1,946
5% 12/1/23	2,185	2,229
5% 12/1/24	2,305	2,383
5% 12/1/25	2,150	2,253
5% 12/1/26	1,455	1,542
5% 12/1/27	1,460	1,566
TOTAL MICHIGAN		333,113
Minnesota - 0.5%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	1,990
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	812
5% 1/1/33 (c)	1,165	1,206
5% 1/1/34 (c)	1,135	1,169
5% 1/1/35 (c)	705	723
5% 1/1/36 (c)	565	575
Minnesota Gen. Oblig. Series 2022 B, 4% 8/1/36	11,000	10,961
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	8,095	7,652
Series 2021, 3% 7/1/51	2,225	2,110
Series 2022 A:
5% 8/1/33	1,875	2,055
5% 8/1/34	1,500	1,628
5% 8/1/35	1,210	1,303
5% 8/1/36	2,320	2,489
Series 2022 B, 5% 8/1/32	2,120	2,346
Series 2022 C:
5% 8/1/33	1,780	1,951
5% 8/1/34	2,685	2,913
5% 8/1/35	2,820	3,038
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,473
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,821
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,022
TOTAL MINNESOTA		54,237
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	697
4% 10/1/41 (d)	1,360	1,040
5% 10/1/29 (d)	2,000	2,049
5% 10/1/30 (d)	2,800	2,867
5% 10/1/32 (d)	3,070	3,078
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,745
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	523
5% 1/1/31	1,500	1,564
5% 1/1/32	1,750	1,815
5% 1/1/34	1,065	1,095
5% 1/1/35	2,000	2,050
Series 2019 B:
5% 1/1/23	445	447
5% 1/1/25	500	513
5% 1/1/26	700	724
5% 1/1/27	1,245	1,294
5% 1/1/28	500	523
5% 1/1/29	510	534
5% 1/1/30	595	623
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,101
Series IV:
5% 10/1/34	1,435	1,468
5% 10/1/38	1,675	1,684
5% 10/1/39	1,000	1,001
TOTAL MISSISSIPPI		34,435
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	994
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,375
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	8,784
Series 2020 A, 5% 3/1/33 (c)	1,600	1,628
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	674
5% 1/1/29	550	594
5% 1/1/31	415	447
5% 1/1/34	380	406
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	606
5% 2/1/30	2,395	2,442
5% 2/1/32	2,645	2,685
5% 2/1/36	2,145	2,159
5% 2/1/45	3,395	3,340
Series 2016:
5% 5/15/29	970	998
5% 5/15/30	970	993
5% 5/15/31	970	991
5% 5/15/36	2,915	2,946
Series 2022 A:
5% 6/1/32	2,150	2,343
5% 6/1/33	1,850	1,977
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	945	932
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	3,925
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	3,772
Series 2018 A, 5.125% 9/1/48	2,210	1,863
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,036
5% 3/1/35	1,250	1,357
5% 3/1/36	1,250	1,354
5% 3/1/37	1,350	1,456
5% 3/1/38	2,000	2,148
5% 3/1/39	2,740	2,933
TOTAL MISSOURI		58,158
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	996
4% 10/15/36 (d)	3,065	2,467
4% 10/15/41 (d)	4,910	3,688
4% 10/15/46 (d)	3,195	2,259
4% 10/15/51 (d)	2,625	1,779
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	710	706
Series 2019 B, 4% 6/1/50	555	545
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,200
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/23	1,990	1,999
5% 2/15/24	2,080	2,113
5% 2/15/25	1,940	1,984
5% 2/15/26	3,105	3,201
TOTAL MONTANA		22,937
Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	15,277
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	917
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,515	2,490
Series 2019 E, 3.75% 9/1/49 (c)	2,960	2,921
Series 2020 A, 3.5% 9/1/50	2,695	2,607
Series 2022 B:
5% 3/1/27 (c)	1,165	1,209
5% 9/1/27 (c)	1,185	1,234
5% 3/1/28 (c)	1,205	1,259
5% 9/1/28 (c)	650	681
5% 9/1/29 (c)	1,270	1,339
Series A, 3% 9/1/45	5,850	5,552
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,032
Series 2016 B:
5% 1/1/31	3,885	4,034
5% 1/1/34	4,235	4,374
5% 1/1/36	5,135	5,293
Series 2021 C:
5% 1/1/24	4,045	4,132
5% 1/1/26	1,000	1,051
Series 2021 D:
5% 1/1/23	1,500	1,507
5% 1/1/25	600	622
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35 (f)	575	633
5% 2/1/36 (f)	640	701
Series 2022 B:
5% 2/1/34 (f)	1,550	1,716
5% 2/1/35 (f)	450	495
TOTAL NEBRASKA		65,076
Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	740
Series 2017:
5% 9/1/24	730	746
5% 9/1/28	445	459
5% 9/1/30	730	750
5% 9/1/34	740	752
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,478
Series 2019 A:
5% 7/1/23	8,335	8,446
5% 7/1/26	2,965	3,131
Series 2019 D, 5% 7/1/24	4,195	4,320
Series 2021 B, 5% 7/1/23 (c)	1,760	1,777
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,274
Series 2017 A:
5% 6/15/25	5,770	6,017
5% 6/15/26	5,000	5,276
Series 2018 B, 5% 6/15/35	8,000	8,451
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	2,950
5% 6/1/33	4,855	5,076
5% 6/1/34	5,145	5,371
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(c)(d)	8,200	8,186
Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	28,200	27,889
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,766
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,640	1,618
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,524
5% 7/1/31	2,395	2,411
5% 7/1/35	1,825	1,798
5% 7/1/40	1,000	960
TOTAL NEVADA		105,166
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	822
Series 2021 B:
4% 8/15/36	730	677
4% 8/15/38	1,000	900
4% 8/15/40	1,050	924
4% 8/15/41	1,000	873
5% 8/15/27	505	536
5% 8/15/34	905	941
5% 8/15/35	680	706
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,336
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,876
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,344
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,523	8,824
Series 2022 1, 4.375% 9/20/36	7,228	6,581
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,230
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,373
5% 7/1/30	2,360	2,519
Series 2017:
5% 7/1/36	2,105	2,113
5% 7/1/44	1,830	1,735
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,246
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,360
Series 2016:
4% 10/1/38	800	717
5% 10/1/26	4,560	4,723
5% 10/1/27	4,860	5,031
5% 10/1/28	1,940	1,998
5% 10/1/30	7,070	7,227
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,730	9,381
TOTAL NEW HAMPSHIRE		75,993
New Jersey - 4.2%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,520
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,031
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,031
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	1,971
5% 2/15/25	970	978
5% 2/15/29	1,350	1,349
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,172
Series A:
5% 11/1/34	5,150	5,215
5% 11/1/35	8,205	8,299
5% 11/1/36	5,010	5,054
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,128
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,012
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,446
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,054
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,527
Series 2013 NN, 5% 3/1/26	5,600	5,622
Series 2013:
5% 3/1/23	9,030	9,088
5% 3/1/24	12,430	12,499
5% 3/1/25	1,360	1,365
Series 2015 XX, 5% 6/15/26	19,420	19,903
Series 2018 EEE, 5% 6/15/30	2,170	2,254
Series 2019:
5.25% 9/1/25 (d)	3,395	3,510
5.25% 9/1/26 (d)	3,200	3,341
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,871
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,170
Series 2016 A R2, 5% 9/1/25	3,010	3,162
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	13,105	13,253
4% 6/1/31	2,185	2,202
4% 6/1/32	1,470	1,474
5% 6/1/25	8,080	8,400
5% 6/1/26	10,480	10,998
5% 6/1/29	6,530	7,070
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,409
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,389
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	2,940	2,976
5% 7/1/24 (Escrowed to Maturity)	790	812
5% 7/1/25 (Escrowed to Maturity)	855	891
5% 7/1/26 (Escrowed to Maturity)	285	301
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	425	449
5% 7/1/28	440	463
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,265	1,336
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,253
5% 7/1/33	1,465	1,517
Series 2016, 5% 7/1/41	3,665	3,410
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,288
5% 12/1/24 (c)	3,420	3,510
Series 2019 A:
5% 12/1/22	1,520	1,525
5% 12/1/23	1,810	1,845
5% 12/1/24	1,045	1,077
5% 12/1/25	1,925	2,008
Series 2020:
5% 12/1/24 (c)	1,925	1,974
5% 12/1/24 (c)	1,000	1,023
5% 12/1/25 (c)	2,675	2,769
5% 12/1/25 (c)	3,900	4,016
5% 12/1/26 (c)	3,100	3,205
5% 12/1/28 (c)	1,225	1,283
Series 2022 A:
5% 12/1/27 (c)	1,275	1,335
5% 12/1/28 (c)	1,400	1,471
5% 12/1/29 (c)	1,400	1,473
5% 12/1/30 (c)	750	789
Series 2022 B:
5% 12/1/27 (c)	3,735	3,887
5% 12/1/28 (c)	6,850	7,153
5% 12/1/29 (c)	4,475	4,682
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	4,952
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,635
5% 6/15/31	2,250	2,321
5% 6/15/32	5,660	5,802
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,800	1,981
0% 12/15/31 (FGIC Insured)	5,200	3,489
Series 2010 A:
0% 12/15/27	13,270	10,729
0% 12/15/28	3,025	2,339
Series 2014 AA:
5% 6/15/25	12,140	12,337
5% 6/15/26	7,285	7,401
Series 2016 A, 5% 6/15/27	14,620	15,285
Series 2018 A:
5% 12/15/32	1,600	1,638
5% 12/15/33	6,395	6,503
5% 12/15/34	8,095	8,184
Series 2019 BB, 4% 6/15/36	1,000	900
Series 2021 A:
4% 6/15/36	2,500	2,251
4% 6/15/38	5,000	4,406
Series 2022 A, 4% 6/15/39	14,370	12,560
Series 2022 AA:
5% 6/15/30	1,560	1,633
5% 6/15/31	7,210	7,515
5% 6/15/33	13,115	13,396
5% 6/15/35	10,500	10,615
Series A:
5% 12/15/24	4,675	4,785
5% 12/15/25	4,380	4,509
5% 12/15/26	6,900	7,157
5% 12/15/27	12,250	12,733
5% 12/15/28	4,270	4,450
5% 6/15/30	1,125	1,160
5% 12/15/30	885	922
5% 12/15/31	4,720	4,881
5% 12/15/33	1,575	1,605
Series AA:
4% 6/15/36	1,550	1,396
4% 6/15/37	2,150	1,917
4% 6/15/39	1,960	1,713
5% 6/15/24	9,400	9,479
5% 6/15/35	2,010	2,036
5% 6/15/36	2,270	2,294
5% 6/15/38	1,930	1,930
TOTAL NEW JERSEY		424,327
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,538
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,180	2,134
TOTAL NEW MEXICO		10,672
New York - 6.1%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,104
5% 7/1/25	2,430	2,498
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,087
5% 2/15/35	7,285	7,575
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	16,902
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,314
Series 2016 B, 5% 9/1/23	1,455	1,480
Series 2021, 1% 9/1/25	28,250	25,078
Series 2022 A:
5% 9/1/35	800	863
5% 9/1/36	1,000	1,071
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,760	1,538
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,787
5% 1/1/50	1,510	1,175
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,391
5% 11/15/56	11,925	11,898
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	8,686
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,073
Series 2019 B1, 4% 10/1/35	2,395	2,297
Series 2021 A1, 5% 8/1/33	2,000	2,153
Series 2021 B1, 5% 11/1/32	5,800	6,284
Series 2021 F1:
5% 3/1/23	1,445	1,456
5% 3/1/42	5,410	5,628
5% 3/1/44	15,350	15,926
5% 3/1/50	1,725	1,779
Series 2022 A1, 5% 8/1/47	10,180	10,556
Series 2022 B1:
5% 8/1/33	2,350	2,567
5% 8/1/34	1,750	1,897
5% 8/1/35	2,250	2,420
5% 8/1/36	1,570	1,679
Series 2022 C, 5% 8/1/33	1,800	1,967
Series 2022 D1, 5% 5/1/35	1,540	1,655
Series C:
5% 8/1/29	6,945	7,610
5% 8/1/33	2,500	2,691
5% 8/1/34	3,310	3,540
Series F1, 5% 3/1/26	1,010	1,018
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,769
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,619
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,370
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S3, 5% 7/15/37	2,000	2,096
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	9,718
Series 2019 A, 5% 8/1/35	7,520	7,871
Series 2019 B1:
5% 8/1/34	3,300	3,469
5% 8/1/35	8,400	8,792
Series 2021 F1:
5% 11/1/23	6,565	6,695
5% 11/1/24	12,785	13,231
5% 11/1/25	16,245	17,082
Series 2022 D1, 5% 11/1/34	5,910	6,406
Series 2022 F1, 5% 2/1/36	1,000	1,063
Series C:
4% 5/1/35	3,000	2,927
4% 5/1/36	5,000	4,838
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,377
5% 11/15/40	3,915	3,961
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,025	1,050
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,730
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,193
Series 2022 A, 5% 7/15/37	1,840	1,811
Series 2022:
5% 7/1/32	1,810	1,818
5% 7/1/33	900	897
5% 7/1/34	255	251
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	14,847
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,018
Series 2015 D1, 5% 11/15/33	4,015	4,008
Series 2015 F, 5% 11/15/22	750	751
Series 2017 A1, 5% 11/15/31	2,000	2,033
Series 2017 C-2, 0% 11/15/33	9,795	5,759
Series 2017 C1:
4% 11/15/35	1,770	1,585
5% 11/15/26	5,975	6,197
5% 11/15/27	4,435	4,592
5% 11/15/30	4,315	4,423
5% 11/15/33	6,955	6,943
Series 2017 D:
5% 11/15/30	1,900	1,947
5% 11/15/33	6,725	6,715
Series 2020 D, 5% 11/15/43	2,500	2,402
New York State Dorm. Auth.:
Series 2021 E, 5% 3/15/36	9,725	10,362
Series 2022 A:
5% 3/15/33	3,825	4,163
5% 3/15/36	9,140	9,738
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,011
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,454
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,435
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,402
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,529
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	23,517
Series 2021 A, 0.75% 11/1/25	3,920	3,578
Series 2021 B:
0.5% 5/1/24	3,515	3,337
0.55% 11/1/24	4,735	4,425
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,085	1,054
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,176
5% 3/15/36	7,610	8,036
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	7,899
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,498
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (c)	2,500	2,418
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (c)	11,390	10,937
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	7,778
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,247
Series 2020 C:
4% 12/1/39	1,350	1,149
4% 12/1/40	1,500	1,267
4% 12/1/41	1,450	1,212
4% 12/1/42	1,400	1,151
5% 12/1/28	950	986
5% 12/1/29	950	977
5% 12/1/30	750	782
5% 12/1/31	950	978
5% 12/1/32	1,125	1,151
5% 12/1/33	1,200	1,218
5% 12/1/34	1,600	1,617
5% 12/1/35	1,500	1,513
5% 12/1/36	1,700	1,712
5% 12/1/37	1,755	1,763
5% 12/1/38	1,500	1,492
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	6,100	6,155
5% 12/1/33 (c)	9,440	9,392
5% 12/1/34 (c)	10,315	10,193
5% 12/1/35 (c)	5,155	5,063
5% 12/1/36 (c)	3,515	3,423
5% 12/1/37 (c)	9,375	9,103
Series 2016 A, 5.25% 1/1/50 (c)	13,305	12,898
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,891
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	938
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,397
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,513
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,367
5% 12/1/34	2,300	2,474
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,099
5.375% 11/1/54 (d)	2,155	1,692
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	9,300	9,519
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	2,974
5% 11/15/24	3,885	3,958
TOTAL NEW YORK		610,908
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,733
Series 2019 218, 5% 11/1/36 (c)	1,080	1,098
Series 2022 231:
5% 8/1/33 (c)	12,500	13,022
5% 8/1/34 (c)	7,095	7,330
Series 223, 4% 7/15/39 (c)	2,175	1,937
TOTAL NEW YORK AND NEW JERSEY		27,120
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,695
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	425
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	976
4% 5/1/33	1,000	966
4% 5/1/34	900	860
5% 5/1/26	275	287
5% 5/1/27	400	421
5% 5/1/28	415	440
5% 5/1/29	525	561
5% 5/1/30	560	599
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	9,715	9,788
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,400	9,089
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	9,865	9,847
Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,308
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,224
Series 2021 A, 5% 2/1/25	185	191
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,004
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,094
5% 5/1/27 (c)	1,500	1,563
5% 5/1/28 (c)	1,875	1,961
5% 5/1/29 (c)	1,500	1,573
5% 5/1/30 (c)	1,320	1,390
5% 5/1/31 (c)	1,350	1,412
5% 5/1/32 (c)	1,100	1,146
TOTAL NORTH CAROLINA		76,395
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,320	4,091
Series 2022 A, 4% 1/1/53	8,250	8,062
TOTAL NORTH DAKOTA		12,153
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	850
4% 11/15/35	1,000	864
4% 11/15/36	1,000	856
5% 11/15/32	700	720
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,472
5% 12/1/30	2,290	2,432
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,680
Series 2017 A, 5% 2/15/36	5,000	5,221
Series 2021 A:
4% 2/15/36	2,500	2,339
4% 2/15/37	3,000	2,783
4% 2/15/38	215	198
5% 2/15/33	2,750	2,966
5% 2/15/34	4,000	4,296
5% 2/15/35	2,715	2,897
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	1,003
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,528
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,231
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	1,994
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,854
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,401
5% 6/15/26	2,515	2,520
5% 6/15/27	2,640	2,644
5% 6/15/28	2,770	2,773
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	970	909
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,144
5% 12/1/35	1,000	1,067
5% 12/1/36	1,180	1,257
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,031
5% 11/1/26	2,040	2,155
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,289
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,643
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,033
5% 8/1/32	1,000	1,030
5% 8/1/33	1,000	1,027
Miami Univ. Series 2020 A:
5% 9/1/30	140	154
5% 9/1/31	950	1,036
5% 9/1/33	1,770	1,908
5% 9/1/34	2,500	2,682
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	584
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,663
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,309
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,293
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,546
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/27	2,495	2,641
5% 1/1/29	4,855	5,194
Series 2021 B, 5% 1/1/23	1,260	1,265
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,338
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	705	704
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,106
5% 12/1/30	1,000	1,118
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39 (f)	2,860	3,067
Series A, 5% 2/15/51	1,310	1,373
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,304
Series 2019, 5% 2/15/29	4,900	5,023
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	460	461
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	30	30
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	295	296
TOTAL OHIO		143,202
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,140
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,197
5% 6/1/28	1,455	1,495
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,071
5% 10/1/26	1,455	1,527
5% 10/1/27	1,155	1,211
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,301
4% 8/1/34	2,755	2,357
5% 8/1/24	590	592
5% 8/1/25	930	933
5% 8/1/26	540	541
5% 8/1/27	680	680
5% 8/1/28	725	724
5% 8/1/29	755	753
5% 8/1/30	1,370	1,359
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,148
TOTAL OKLAHOMA		21,029
Oregon - 0.5%
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	13,821
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	7,210	7,045
Port of Portland Arpt. Rev.:
Series 23, 5% 7/1/27	1,475	1,534
Series 24 B:
5% 7/1/31 (c)	1,000	1,027
5% 7/1/32 (c)	2,795	2,854
Series 26 A:
5% 7/1/29	1,155	1,246
5% 7/1/33	785	839
Series 26 B, 5% 7/1/29	1,000	1,081
Series 26 C:
5% 7/1/25 (c)	800	823
5% 7/1/26 (c)	1,300	1,338
5% 7/1/27 (c)	1,090	1,129
Series 27 A, 5% 7/1/36 (c)	8,655	8,815
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,451
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,107
TOTAL OREGON		48,110
Pennsylvania - 3.9%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	31,125	30,915
5% 1/1/56 (c)	14,945	14,580
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	762
4% 3/1/37	1,000	909
4% 3/1/38	1,050	940
4% 3/1/39	2,000	1,777
4% 3/1/40	2,115	1,863
4% 3/1/41	385	337
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/23	765	774
5% 7/15/24	2,300	2,360
5% 7/15/25	3,030	3,149
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	3,060	2,428
4% 12/1/41	5,005	3,487
4.25% 12/1/50	5,575	3,675
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	268
5% 7/1/35	1,100	1,039
5% 7/1/36	525	490
5% 7/1/37	1,180	1,088
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,255
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,414
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,450
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,337
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	333
Series 2016 A:
5% 10/1/28	1,385	1,356
5% 10/1/29	1,495	1,459
5% 10/1/32	4,670	4,446
5% 10/1/36	7,560	6,978
5% 10/1/40	3,490	3,134
Series 2019:
5% 9/1/30	1,250	1,303
5% 9/1/31	2,500	2,596
5% 9/1/33	1,370	1,412
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 2%, tender 10/17/22 (b)(c)	3,600	3,598
Series 2019 B1, 2%, tender 10/17/22 (b)(c)	9,500	9,495
(Waste Mgmt., Inc. Proj.) Series 2013, 2.25%, tender 11/1/22 (b)(c)	6,900	6,892
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	2,988
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 2.86%, tender 6/3/24 (b)(c)(e)	9,105	8,880
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,792
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	9,889
Series 2014, 5% 7/1/23	1,500	1,520
Series 2016, 5% 9/15/29	27,190	28,660
Series 2017 1, 5% 1/1/24	23,000	23,496
Series 2017, 5% 1/1/27	8,765	9,355
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	3,934
5% 6/1/30 (c)	8,600	8,892
5% 6/1/31 (c)	4,900	5,044
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,294
5% 8/15/30	2,090	2,221
Series 2017, 5% 8/15/27	1,165	1,242
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,526
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	890
5% 12/1/33	3,405	3,494
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	954
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,283
5% 12/1/33	1,215	1,273
Series 2017 A1:
5% 12/1/22	485	486
5% 12/1/23	535	546
5% 12/1/29	1,455	1,562
5% 12/1/34	970	1,017
Series 2021 B:
5% 12/1/33	2,095	2,226
5% 12/1/34	1,750	1,853
5% 12/1/35	1,750	1,833
Series 2021 C:
4% 12/1/38	1,040	979
5% 12/1/37	1,300	1,360
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/23 (c)	1,510	1,520
5% 6/15/24 (c)	1,590	1,614
Series 2017 B:
5% 7/1/26 (c)	2,950	3,043
5% 7/1/29 (c)	1,200	1,242
5% 7/1/30 (c)	1,720	1,769
5% 7/1/31 (c)	2,430	2,482
5% 7/1/35 (c)	800	803
5% 7/1/47 (c)	3,065	3,019
Series 2020 A:
4% 7/1/35	2,000	1,867
4% 7/1/36	3,500	3,240
Series 2021, 5% 7/1/36 (c)	2,750	2,796
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	250
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	983
5% 8/1/24	730	750
5% 8/1/25	775	803
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,047
5% 8/1/29	10,165	10,582
5% 8/1/30	10,705	11,144
5% 8/1/31	11,280	11,740
Series 2019 A:
5% 8/1/23	1,910	1,935
5% 8/1/24	3,425	3,519
5% 8/1/26	3,225	3,390
Series 2019 B:
5% 2/1/23	2,300	2,312
5% 2/1/24	100	102
5% 2/1/25	1,135	1,173
5% 2/1/26	1,180	1,233
5% 2/1/27	1,500	1,582
5% 2/1/28	2,250	2,394
5% 2/1/29	2,425	2,601
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	3,953
Series 2019 B, 5% 9/1/29	3,070	3,236
Series 2019 C, 5% 9/1/33	11,245	11,680
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,207
5% 6/1/36	1,300	1,405
5% 6/1/37	2,000	2,147
5% 6/1/38	1,500	1,594
5% 6/1/39	1,850	1,954
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	606
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,054
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,392
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	2,979
5% 6/1/39	4,690	4,827
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,397
TOTAL PENNSYLVANIA		395,154
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	4,184	3,845
4% 7/1/33	27,122	23,851
4% 7/1/35	9,725	8,313
5.25% 7/1/23	12,185	12,240
5.625% 7/1/29	4,097	4,191
Series 2022 A1, 5.375% 7/1/25	4,735	4,781
TOTAL PUERTO RICO		57,221
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	9,714
5% 9/1/36	320	277
Series 2016, 5% 5/15/39	5,475	5,459
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,329
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,705	1,684
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,178
5% 12/1/27 (c)	1,500	1,567
5% 12/1/28 (c)	1,750	1,835
5% 12/1/29 (c)	1,875	1,985
5% 12/1/30 (c)	1,125	1,186
5% 12/1/31 (c)	1,575	1,639
Series A:
3.5% 12/1/34 (c)	1,440	1,394
4% 12/1/26 (c)	1,670	1,673
5% 12/1/29 (c)	1,650	1,752
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,174
5% 6/1/27	1,770	1,803
5% 6/1/28	2,330	2,369
TOTAL RHODE ISLAND		50,018
South Carolina - 0.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	995
5% 3/1/25	970	1,011
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	6,915
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,023
5% 12/1/29	3,155	3,265
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,680	2,635
Series 2020 A, 4% 7/1/50	2,695	2,651
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	987
5% 2/1/26	1,650	1,708
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,747
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,104
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,044
Series 2018:
5% 7/1/28 (c)	2,235	2,340
5% 7/1/30 (c)	4,790	4,965
5% 7/1/33 (c)	2,150	2,196
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	3,979
5% 12/1/26	3,885	3,978
5% 12/1/27	3,010	3,081
Series 2015 C, 5% 12/1/22	3,740	3,751
Series 2016 B:
5% 12/1/35	6,250	6,287
5% 12/1/36	9,330	9,363
Series A:
4% 12/1/33	900	830
4% 12/1/34	4,000	3,645
4% 12/1/35	500	452
4% 12/1/37	2,000	1,780
5% 12/1/31	2,800	2,930
TOTAL SOUTH CAROLINA		79,662
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	982
Series 2014 B:
5% 11/1/24	1,200	1,233
5% 11/1/25	1,175	1,209
5% 11/1/26	195	200
Series 2017:
5% 7/1/24	435	446
5% 7/1/27	365	386
5% 7/1/33	1,700	1,764
5% 7/1/35	1,360	1,400
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,515	3,343
TOTAL SOUTH DAKOTA		10,963
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,736
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,005
5% 7/1/30	1,165	1,202
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	1,012
Series 2017:
5% 4/1/24	970	988
5% 4/1/25	1,315	1,342
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,829
5% 7/1/25 (c)	1,000	1,028
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,188
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,531
Series 2018, 4% 7/1/34	6,000	5,916
Series 2021 C, 3% 1/1/35	1,100	933
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,830
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	11,727
Series 2018, 4%, tender 11/1/25 (b)	10,670	10,564
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52	6,290	6,082
TOTAL TENNESSEE		70,913
Texas - 11.8%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,733
5% 11/15/34 (c)	1,750	1,759
Series 2019 B:
5% 11/15/27 (c)	1,500	1,557
5% 11/15/28 (c)	2,250	2,349
5% 11/15/29 (c)	1,500	1,574
Series 2019, 5% 11/15/22 (c)	1,225	1,227
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,458
Austin Gen. Oblig. Series 2022:
5% 9/1/34 (f)	1,600	1,762
5% 9/1/35 (f)	2,500	2,736
5% 9/1/36 (f)	3,035	3,308
Austin Independent School District Series 2021:
4% 8/1/32	8,300	8,476
4% 8/1/33	9,255	9,358
4% 8/1/34	10,590	10,616
4% 8/1/35	7,215	7,172
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,349
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,216
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,012
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,025
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,573
Series 2020 E:
4% 1/1/34	950	889
4% 1/1/36	750	688
5% 1/1/30	850	890
5% 1/1/32	800	831
5% 1/1/35	915	940
Series 2020 G:
4% 1/1/34	1,000	919
4% 1/1/35	1,000	910
4% 1/1/36	1,000	899
5% 1/1/28	500	521
5% 1/1/29	750	785
5% 1/1/30	670	696
5% 1/1/31	725	748
5% 1/1/32	870	893
Series 2021 B, 5% 1/1/35	1,000	1,026
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/23	4,855	4,890
5% 2/15/24	24,410	25,015
5% 2/15/25	20,810	21,640
5% 2/15/27	3,475	3,677
Series 2020 A, 5% 2/15/25	3,650	3,796
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	7,984
Series 2020 A:
5% 12/1/22	285	286
5% 12/1/25	750	789
5% 12/1/26	1,000	1,067
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,258
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (Pre-Refunded to 11/1/22 @ 100) (c)	2,920	2,924
5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100) (c)	1,245	1,247
5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (c)	2,765	2,769
5% 11/1/30 (Pre-Refunded to 11/1/22 @ 100) (c)	5,280	5,287
5% 11/1/31 (Pre-Refunded to 11/1/22 @ 100) (c)	11,155	11,170
5% 11/1/32 (Pre-Refunded to 11/1/22 @ 100) (c)	14,110	14,129
5% 11/1/33 (Pre-Refunded to 11/1/22 @ 100) (c)	9,710	9,723
Series 2020 A:
5% 11/1/30	3,090	3,385
5% 11/1/31	1,300	1,418
5% 11/1/32	2,000	2,163
5% 11/1/33	2,000	2,146
Series 2020 B, 4% 11/1/35	7,865	7,505
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	5,912
Series 2019 B:
5% 2/15/30	4,080	4,447
5% 2/15/32	7,095	7,668
5% 2/15/33	7,585	8,171
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,892
5% 2/15/29	2,355	2,547
5% 2/15/30	5,095	5,503
Series 2021:
4% 2/15/25	5,075	5,170
4% 2/15/26	2,455	2,515
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	657
2%, tender 8/1/24 (b)	8,515	8,253
Series 2016, 0% 8/15/25	2,770	2,516
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,331
5% 8/15/34	1,010	1,117
5% 8/15/35	1,300	1,429
5% 8/15/36	1,895	2,072
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,513
5% 8/15/31	3,610	3,889
5% 8/15/32	3,620	3,888
5% 8/15/33	5,890	6,306
5% 8/15/34	2,945	3,144
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/35	7,140	7,726
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,585	7,650
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,061
Series 2020, 5% 3/1/29	4,200	4,584
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,530	3,724
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,494
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,612
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,813
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,686
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,412
Series 2018 A:
5% 10/1/31	4,965	5,322
5% 10/1/32	4,210	4,500
5% 10/1/33	6,420	6,835
5% 10/1/34	4,855	5,160
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,348
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,532
Series 2019 A:
4% 10/1/35	1,750	1,658
4% 10/1/36	3,000	2,826
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,213
4% 10/1/33	6,045	6,115
4% 10/1/34	4,995	5,000
4% 10/1/35	3,400	3,361
4% 10/1/36	3,920	3,827
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,181
5% 8/15/32	2,500	2,798
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	953
5% 2/15/34	1,000	1,090
5% 2/15/35	1,650	1,786
5% 2/15/36	2,250	2,423
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,687
5% 7/1/27 (c)	2,180	2,258
5% 7/1/28 (c)	970	1,011
Series 2018 B:
5% 7/1/28	3,110	3,347
5% 7/1/29	12,140	13,057
5% 7/1/30	6,385	6,836
Series 2020 A:
4% 7/1/35 (c)	1,500	1,377
4% 7/1/39 (c)	1,895	1,681
Series 2021 A:
4% 7/1/35 (c)	1,100	1,010
4% 7/1/36 (c)	1,180	1,078
4% 7/1/37 (c)	1,200	1,084
4% 7/1/38 (c)	1,750	1,560
4% 7/1/39 (c)	4,500	3,991
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,060
5% 9/1/30	1,250	1,322
5% 9/1/31	1,650	1,739
5% 9/1/33	1,535	1,608
5% 9/1/34	1,250	1,306
5% 9/1/35	1,700	1,773
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,111
5% 3/1/24	9,710	9,942
5% 3/1/25	4,080	4,245
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	8,521
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,341
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,586
Series 2016 B, 5% 11/15/33	2,330	2,445
Series 2020 C:
4% 11/15/35	1,500	1,436
5% 11/15/30	2,145	2,369
5% 11/15/31	2,500	2,749
5% 11/15/32	2,000	2,191
Series 2021 A:
4% 11/15/35	700	670
4% 11/15/36	700	664
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	499
5% 10/15/26	680	706
5% 10/15/27	485	503
5% 10/15/29	630	649
5% 10/15/31	990	1,012
5% 10/15/35	1,425	1,440
5% 10/15/36	3,115	3,146
5% 10/15/39	1,215	1,215
5% 10/15/44	1,440	1,414
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,385
5% 11/1/31 (c)	5,730	5,809
5% 11/1/35 (c)	1,700	1,711
Series 2017:
5% 11/1/26 (c)	1,000	1,034
5% 11/1/33 (c)	1,250	1,264
5% 11/1/34 (c)	2,925	2,953
5% 11/1/35 (c)	4,065	4,100
5% 11/1/36 (c)	5,170	5,210
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	5,675
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,347
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	17,269
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,855
5% 5/15/34	2,430	2,553
5% 5/15/36	2,430	2,540
Series 2019:
5% 5/15/32	1,500	1,604
5% 5/15/33	2,250	2,406
5% 5/15/34	2,250	2,382
5% 5/15/35	5,575	5,865
5% 5/15/36	1,075	1,129
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	3,765
(LCRA Transmission Svcs. Corp. Proj.) Series 2022 A:
5% 5/15/32 (f)	395	433
5.25% 5/15/35 (f)	1,500	1,627
Series 2015 B:
5% 5/15/25	6,615	6,886
5% 5/15/27	2,915	3,034
5% 5/15/28	2,845	2,958
5% 5/15/29	8,255	8,576
Series 2015 D:
5% 5/15/23	680	687
5% 5/15/24	1,445	1,483
5% 5/15/26	1,360	1,414
Series 2020, 5% 5/15/26	3,350	3,527
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,410
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,029
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 2.25%, tender 11/1/22 (b)(c)	6,000	5,995
Series 2020 A, 2.25%, tender 11/1/22 (b)(c)	6,500	6,494
(Waste Mgmt., Inc. Proj.):
Series 2018, 2.835%, tender 7/1/24 (b)(c)	1,145	1,114
Series 2020 B, 2.95%, tender 12/1/22 (b)(c)	20,100	20,071
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,015
5% 8/15/25	2,430	2,533
5% 8/15/26	1,505	1,586
5% 8/15/27	1,565	1,668
5% 8/15/30	2,330	2,463
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,212
5% 4/1/28	1,395	1,444
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,192
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	996
4% 12/15/24	1,770	1,773
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,295
5% 1/1/33	1,280	1,342
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	490
5% 1/1/31	660	687
5% 1/1/32	2,915	3,054
Series 2014:
5% 1/1/23	1,045	1,050
5% 1/1/23 (Escrowed to Maturity)	690	693
5% 1/1/24	420	429
Series 2015 B:
5% 1/1/29	9,710	10,015
5% 1/1/30	4,855	5,005
Series 2016 A, 5% 1/1/39	6,800	6,935
Series 2019 B, 5% 1/1/25	3,390	3,503
Series 2021 B, 4% 1/1/39	8,025	7,233
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,113
Series 2019, 1.6%, tender 8/1/24 (b)	19,660	18,961
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,214
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,022
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,041
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,477
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,465
5% 7/1/28 (c)	1,085	1,130
5% 7/1/29 (c)	1,270	1,330
5% 7/1/29 (c)	3,200	3,340
5% 7/1/30 (c)	1,235	1,288
5% 7/1/30 (c)	1,510	1,574
5% 7/1/31 (c)	2,310	2,395
5% 7/1/31 (c)	1,250	1,296
5% 7/1/32 (c)	1,195	1,233
5% 7/1/32 (c)	950	974
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,244
Series 2017:
5% 2/1/29	1,455	1,556
5% 2/1/30	970	1,038
5% 2/1/31	1,455	1,554
5% 2/1/33	1,165	1,237
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,152
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (b)	16,010	15,997
Series 2022 A:
5% 5/15/40	2,730	2,917
5% 5/15/41	2,485	2,650
Series 2022 B:
5% 5/15/32 (f)	730	813
5% 5/15/33 (f)	675	744
5% 5/15/35 (f)	1,460	1,584
5% 5/15/36 (f)	1,590	1,720
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	984
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,507
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,598
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,744
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,298
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,171
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,787
5% 2/15/34	2,040	2,120
Series 2018 B, 5% 7/1/43	3,100	3,106
Texas A&M Univ. Rev.:
Series 2016 C, 5% 5/15/23	5,475	5,539
Series 2022:
5% 5/15/32 (f)	1,000	1,116
5% 5/15/33 (f)	1,000	1,106
5% 5/15/34 (f)	1,250	1,366
5% 5/15/35 (f)	1,000	1,086
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,335	5,278
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	5,460	5,356
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,868
Series 2014, 5% 8/1/26 (c)	5,020	5,149
Series 2016, 5.5% 8/1/26 (c)	3,750	4,001
Series 2020 B:
4% 8/1/28 (c)	4,340	4,375
4% 8/1/29 (c)	5,605	5,653
4% 8/1/30 (c)	5,885	5,924
4% 8/1/31 (c)	6,180	6,195
Series 2021 A:
5% 8/1/30 (c)	5,720	6,181
5% 8/1/31 (c)	6,175	6,679
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,521
4% 12/31/33	1,710	1,558
4% 6/30/34	4,000	3,624
4% 12/31/34	4,000	3,605
4% 6/30/35	4,000	3,585
4% 6/30/36	1,290	1,146
4% 12/31/36	2,965	2,622
Series 2013, 7% 12/31/38 (c)	15,540	15,913
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,510
5% 2/1/24	1,130	1,158
5% 2/1/26	2,600	2,744
5% 2/1/27	2,500	2,673
5% 2/1/28	1,315	1,423
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,838
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	39,581
Texas Wtr. Dev. Board Series 2022:
5% 4/15/32 (f)	1,000	1,114
5% 10/15/32 (f)	1,350	1,512
5% 4/15/33 (f)	850	947
5% 10/15/33 (f)	1,300	1,445
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,313
5% 4/15/26	4,195	4,435
5% 4/15/29	6,310	6,791
5% 4/15/30	16,995	18,304
Series 2018 B:
5% 4/15/29	2,750	2,994
5% 10/15/29	2,250	2,454
5% 10/15/30	3,240	3,520
5% 4/15/31	5,000	5,423
Series 2019:
5% 8/1/30	8,650	9,481
5% 8/1/31	4,500	4,913
5% 8/1/32	3,000	3,270
5% 8/1/33	3,450	3,753
5% 8/1/34	4,500	4,868
5% 8/1/35	5,500	5,931
Series 2020:
5% 8/1/24	1,000	1,032
5% 8/1/30	3,210	3,549
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	2,981
Series 2019 A:
5% 3/1/34	5,645	6,052
5% 3/1/35	17,080	18,248
5% 3/1/36	5,000	5,328
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	6,613
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	592
5% 4/15/33	520	563
5% 4/15/34	720	773
5% 4/15/35	755	805
5% 4/15/36	720	766
5% 4/15/37	950	1,008
5% 4/15/38	1,095	1,158
5% 4/15/39	1,190	1,253
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,368
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,740	1,835
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,011
TOTAL TEXAS		1,193,789
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,155
5% 7/1/28 (c)	3,885	4,022
Series 2018 A:
5% 7/1/29 (c)	1,500	1,562
5% 7/1/30 (c)	1,345	1,395
Series 2021 A, 4% 7/1/38 (c)	5,000	4,456
Utah Gen. Oblig. Series 2020 B, 5% 7/1/23	2,740	2,779
TOTAL UTAH		15,369
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,645
Virginia - 1.5%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	126
5% 7/1/28	1,175	1,233
5% 7/1/30	1,265	1,325
5% 7/1/32	1,005	1,044
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,664
5% 8/1/32	1,500	1,658
5% 8/1/33	1,500	1,651
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,282
5% 6/15/29	1,385	1,404
5% 6/15/33	1,475	1,487
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,130
Series 2021 A, 5% 7/1/26	28,000	29,574
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,548
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	544
5% 6/15/32	1,750	1,785
5% 6/15/34	2,235	2,260
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	5,845
Series 2017 E, 5% 2/1/31	10,295	11,095
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,140
5% 2/1/35	2,500	2,707
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,600
Series 2017 C, 4% 2/1/34	6,890	6,786
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,639
Series 2022, 4% 5/15/33	6,530	6,616
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,377
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,619
4% 7/1/39 (c)	2,750	2,399
4% 1/1/40 (c)	3,200	2,774
5% 7/1/36 (c)	2,875	2,898
5% 1/1/37 (c)	6,265	6,297
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,480
4% 7/1/35 (c)	2,540	2,312
4% 1/1/36 (c)	3,000	2,715
4% 1/1/37 (c)	4,500	4,020
4% 1/1/38 (c)	4,750	4,193
4% 1/1/39 (c)	4,000	3,500
4% 1/1/40 (c)	3,500	3,034
Series 2020 A:
5% 1/1/28	1,100	1,144
5% 1/1/29	1,400	1,463
5% 1/1/30	1,600	1,682
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	1,994
5% 1/1/33	2,515	2,573
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,174
TOTAL VIRGINIA		155,791
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,876
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,335
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,086
Series 2016 B:
5% 10/1/26 (c)	3,625	3,790
5% 10/1/29 (c)	4,615	4,799
Series 2016:
5% 2/1/27	1,205	1,269
5% 2/1/29	2,430	2,545
Series 2018 A:
5% 5/1/29 (c)	1,515	1,576
5% 5/1/37 (c)	2,290	2,321
Series 2019, 5% 4/1/28 (c)	2,250	2,363
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	869
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	3,971
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,116
5% 1/1/36	1,140	1,190
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,462
5% 6/1/24	3,430	3,469
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	40,650	35,965
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,370
Series 2018 C, 5% 8/1/30	6,665	7,159
Series 2018 D:
5% 8/1/32	24,300	25,901
5% 8/1/33	30,735	32,662
Series 2019 B, 5% 6/1/34	3,300	3,523
Series 2020 C, 5% 2/1/37	9,530	10,179
Series 2021 A, 5% 6/1/38	2,250	2,404
Series 2022 A, 5% 8/1/36	7,250	7,881
Series 2022 C, 4% 7/1/35	9,630	9,528
Series 2022 D, 4% 7/1/35	4,120	4,076
Series 2023 A, 5% 8/1/35	1,435	1,570
Series R-2017 A:
5% 8/1/28	1,735	1,843
5% 8/1/30	1,735	1,838
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	248
5% 7/1/26	1,935	2,011
5% 7/1/29	3,100	3,225
5% 7/1/34	610	623
5% 7/1/42	5,305	5,272
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,577
5% 10/1/28	1,940	2,077
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,327
5% 8/15/26	1,175	1,206
5% 8/15/28	3,825	3,946
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	5,905
Series 2015:
5% 1/1/23	1,100	1,105
5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,317
Series 2017, 5% 8/15/32	1,520	1,542
Series 2019 A1:
5% 8/1/31	1,000	1,026
5% 8/1/35	1,500	1,503
Series 2019 A2, 5% 8/1/44	5,995	5,809
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	568
5% 10/1/31	2,635	2,701
5% 10/1/33	560	572
Series 2019, 4% 10/1/49	5,235	4,157
Series 2016 A, 5% 10/1/30	2,510	2,580
TOTAL WASHINGTON		252,233
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	2,963
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,090
5% 1/1/34	1,000	1,022
5% 1/1/38	1,050	1,053
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	4,110	3,904
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	3,576
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 2.25%, tender 11/1/22 (b)(c)	4,000	3,995
Series 2017 A1, 2.25%, tender 11/1/22 (b)(c)	1,600	1,598
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,076
5.25% 5/15/37 (d)	345	318
5.25% 5/15/42 (d)	420	374
5.25% 5/15/47 (d)	420	363
5.25% 5/15/52 (d)	790	670
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	781
5% 10/1/48 (d)	1,175	971
5% 10/1/53 (d)	3,010	2,435
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	8,941
Series 2020, 5% 4/1/30 (d)	500	493
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	779
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	904
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	888
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	808
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	707
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	199
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	291
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	676
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,631
Series 2021 2, 5% 5/1/25	5,270	5,498
Series 2021 A:
5% 5/1/32	7,920	8,533
5% 5/1/34	10,820	11,600
5% 5/1/35	11,365	12,172
Series A, 5% 5/1/30	2,915	3,071
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,619
Series 2014 A:
5% 11/15/24	8,510	8,766
5% 11/15/27	6,515	6,657
Series 2014:
5% 5/1/26	810	822
5% 5/1/28	1,750	1,771
5% 5/1/29	865	874
Series 2015, 5% 12/15/27	1,175	1,205
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,282
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,924
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,244
Series 2019 B1, 2.825% 11/1/28	2,130	1,873
Series 2019 B2, 2.55% 11/1/27	1,365	1,277
Series 2019:
5% 12/15/31	1,000	1,057
5% 12/15/32	1,750	1,838
5% 12/15/34	1,720	1,773
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	983
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,039
Series 2012:
5% 6/1/27	1,750	1,751
5% 6/1/32	995	995
5% 6/1/39	2,345	2,345
Series 2021, 3% 10/15/37	7,225	5,603
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,185	3,949
Series A, 3.5% 9/1/50	7,580	7,319
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,080
0.81%, tender 5/1/25 (b)	3,800	3,495
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	9,079
5% 5/1/27	12,590	13,481
TOTAL WISCONSIN		173,518
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	252
TOTAL MUNICIPAL BONDS (Cost $9,974,021)		9,268,923

Municipal Notes - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 2.65% 10/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	1,750	1,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,680	5,680
TOTAL ARIZONA		14,430
California - 0.6%
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 2.71% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	18,100	18,100
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	12,800	12,800
Series MIZ 90 95, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	31,600	31,600
TOTAL CALIFORNIA		62,500
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	833	833
Florida - 0.1%
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	8,395	8,395
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,800	2,800
TOTAL FLORIDA		11,195
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,950	2,950
Illinois - 0.1%
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,017	6,017
Kentucky - 0.6%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.25% 10/3/22, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 3.25% 10/3/22, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		55,600
Louisiana - 0.1%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,700	3,700
Maryland - 0.2%
Integrace Obligated Group Participating VRDN Series 2022 024, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	13,590	13,590
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,095	7,095
TOTAL MARYLAND		20,685
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,400	1,400
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	6,020	6,020
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,210	6,210
Series XM 09 29, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,335	5,335
TOTAL NEW JERSEY		11,545
New York - 0.1%
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 30, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 2.58% 10/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	1,315	1,315
TOTAL NEW YORK		12,725
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	13,495	13,495
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 2.62% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,160	1,160
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200	3,200
Texas - 0.2%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,700	5,700
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,985	2,985
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	11,300	11,300
TOTAL TEXAS		19,985
Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,400	3,400
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,715	7,715
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.83% 10/6/25, VRDN (b)	12,640	12,640
Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 2.6% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,337	1,337
TOTAL MUNICIPAL NOTES (Cost $272,532)		272,532

Money Market Funds - 5.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 2.29% (j)(k) (Cost $530,247)	530,140,928	530,237

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $10,776,800)	10,071,692
NET OTHER ASSETS (LIABILITIES) - 0.2%	22,233
NET ASSETS - 100.0%	10,093,925

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,378,000 or 1.3% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,443,000 or 0.5% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	8,395
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	13,495
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	830
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	1,400
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	3,700
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	2,800
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	6,020
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/13/22	12,800

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	371,995	2,114,879	1,956,637	2,304	9	(9)	530,237	31.5%
Total	371,995	2,114,879	1,956,637	2,304	9	(9)	530,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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